Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net income	$ 423,211	$ 512,599	$ 359,188
Other comprehensive income (loss) to be reclassified to profit or loss in subsequent periods:
Gains (losses) on cash flow hedges (net of tax of $0, $0 and $2,845, respectively)	(24,098)	16,780	(8,536)
Reclassification adjustments on cash flow hedges (net of tax of $0, $0 and $4,666, respectively)	21,940	(17,010)	13,999
Cash flow hedges, net of tax	(2,158)	(230)	5,463
Net investment hedge	(14,724)	24,743	(26,442)
Gain (loss) on pension (net of tax of $528, $5 and $16, respectively)	1,233	11	(38)
Foreign currency translation adjustments (net of tax of $854, $1,674 and $946, respectively)	(61,772)	(107,372)	86,814
Total other comprehensive (loss) income	(77,421)	(82,848)	65,797
Comprehensive income	$ 345,790	$ 429,751	$ 424,985